Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash	₩ 41,851	₩ 38,675
Dividend income	6,212	7,554
KT-DSC creative economy youth start-up investment fund [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash		6,000
PT. Mitra Transaksi Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash	5,194	16,626
K-Realty rental housing REIT [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash		5,500
AI Research institute [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash		3,000
KT-IBKC future investment fund [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash	7,500	3,750
Gyeonggi-KT Yoojin Superman Fund [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash	1,000	1,000
FUNDA Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash		2,799
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		4,186
Korea information & technology investment fund [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	739	3,201
Daiwon Broadcasting Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		85
Others [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		₩ 82
CHAMP IT Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash	750
Korea Electronic Vehicle Charging Service [Member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash	864
K-REALTY CR REIT [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	5,392
K Bank Inc. [member]
Disclosure of transactions between related parties [Line Items]
Equity contributions in cash	26,543
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	12
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	12
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	12
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	10
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	15
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	10
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	₩ 10